UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
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Address:  120 South LaSalle Street, Suite 1320
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          Chicago, IL  60603
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13F File Number:  28-4021
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Kendall
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Title:  Chief Compliance Officer
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Phone:  (312) 913-3997
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Signature, Place, and Date of Signing:

    /s/Stephen F. Kendall       Chicago, IL           February 10, 2011
    ---------------------   -------------------       -----------------
        [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     74
                                            ---------------------
Form 13F Information Table Value Total:    $253,076
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                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  Skyline Asset Management, L.P.
                                                           As of 12/31/10

     ITEM 1                    ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6       ITEM 7          ITEM 8
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                                                                                                                VOTING AUTHORITY
                              TITLE OF                    VALUE    SHRS/    SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS(1) SOLE   SHARED  NONE
------------------            ---------     ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ----
A. Schulman, Inc.               COM         808194104   3,369       147,200 SH         Sole                      147,200
Administaff, Inc              COM  NEW      007094105   2,904        99,100 SH         Sole                       99,100
Amerigroup Corporation          COM         03073T102   2,582        58,800 SH         Sole                       58,800
Anixter International Inc.      COM         035290105   2,592        43,400 SH         Sole                       43,400
ArvinMeritor, Inc.              COM         043353101   3,737       182,127 SH         Sole                      182,127
Asbury Automotive Group, Inc.   COM         043436104   6,007       325,057 SH         Sole                      325,057
Aspen Insurance Holdings
Limited                         SHS         G05384105   3,291       114,973 SH         Sole                      114,973
B&G Foods, Inc.                 CLA         05508R106   2,650       193,000 SH         Sole                      193,000
Beacon Roofing Supply, Inc.     COM         073685109   2,155       120,589 SH         Sole                      120,589
Benchmark Electronics, Inc.     COM         08160H101   4,007       220,639 SH         Sole                      220,639
Berkshire Hills Bancorp,
Inc.                          COM  NEW      084680107   3,043       137,612 SH         Sole                      137,612
Big 5 Sporting Goods
Corporation                     COM         08915P101   4,106       268,922 SH         Sole                      268,922
Big Lots, Inc.                  COM         089302103   5,544       182,000 SH         Sole                      182,000
Black Box Corporation           COM         091826107   3,435        89,712 SH         Sole                       89,712
Blue Coat Systems, Inc.       COM  NEW      09534T508   2,885        96,600 SH         Sole                       96,600
Brady Corporation               CLA         104674106   3,104        95,200 SH         Sole                       95,200
Bristow Group Inc.              COM         110394103   3,381        71,400 SH         Sole                       71,400
CAI International, Inc.         COM         12477X106   3,068       156,550 SH         Sole                      156,550
CBIZ, Inc.                      COM         124805102   3,144       503,875 SH         Sole                      503,875
Cincinnati Bell Inc.            COM         171871106   3,821     1,364,728 SH         Sole                    1,364,728
Columbia Banking System, Inc.   COM         197236102   3,336       158,400 SH         Sole                      158,400
Columbus McKinnon Corporation   COM         199333105   3,730       183,550 SH         Sole                      183,550
CoreLogic, Inc.                 COM         21871D103   4,048       218,600 SH         Sole                      218,600
CRA International Inc.        COM  NEW      12618T105   1,650        70,200 SH         Sole                       70,200
Delphi Financial Group, Inc.    CLA         247131105   4,086       141,662 SH         Sole                      141,662
Douglas Dynamics, Inc.          COM         25960R105   3,013       198,900 SH         Sole                      198,900
Energy Partners, LTD.           COM         29270U303   2,123       142,900 SH         Sole                      142,900
First Financial Bancorp         COM         320209109   4,635       250,800 SH         Sole                      250,800
Five Star Quality Care, Inc.    COM         33832D106   1,959       277,045 SH         Sole                      277,045
FXCM Inc.                     COM  NEW      302693106   2,630       198,500 SH         Sole                      198,500
Generac Holdings, Inc.          COM         368736104   2,876       177,876 SH         Sole                      177,876
General Cable Corporation       COM         369300108   3,656       104,200 SH         Sole                      104,200


     ITEM 1                    ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6       ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                              TITLE OF                    VALUE    SHRS/    SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS(1) SOLE   SHARED  NONE
------------------            ---------     ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ----
GP Strategies Corporation       COM         36225V104   3,315       323,700 SH         Sole                      323,700
GrafTech International Ltd.     COM         384313102   2,593       130,700 SH         Sole                      130,700
Group 1 Automotive, Inc.        COM         398905109   2,635        63,100 SH         Sole                       63,100
Harman International
Industriees                     COM         413086109   3,630        78,400 SH         Sole                       78,400
Intermec, Inc.                  COM         458786100   2,695       212,900 SH         Sole                      212,900
Jos. A. Bank Clothiers, Inc.    COM         480838101   4,743     117,634.5 SH         Sole                    117,634.5
Kennametal Inc.                 COM         489170100   4,593       116,400 SH         Sole                      116,400
Key Energy Services, Inc.       COM         492914106   2,108       162,434 SH         Sole                      162,434
Kraton Performance
Polymers, Inc.                  COM         50077C106   1,987        64,200 SH         Sole                       64,200
MB Financial, Inc.              COM         55264U108   3,204       185,000 SH         Sole                      185,000
McCormick & Schmick's Seafood   COM         579793100   2,623       288,600 SH         Sole                      288,600
Modine Manufacturing Company    COM         607828100   3,278       211,500 SH         Sole                      211,500
Monotype Imaging Holdings Inc.  COM         61022P100   4,088       368,300 SH         Sole                      368,300
NeuStar, Inc.                   CLA         64126X201   3,248       124,700 SH         Sole                      124,700
NV Energy Inc.                  COM         67073Y106   3,798       270,300 SH         Sole                      270,300
Ocwen Financial Corporation     COM         675746309   2,740       287,200 SH         Sole                      287,200
ON Semiconductor Corporation    COM         682189105   4,947       500,694 SH         Sole                      500,694
Park Sterling Bank              COM         70086W109   2,649       428,700 SH         Sole                      428,700
Pharmaceutical Product
Development                     COM         717124101   4,147       152,800 SH         Sole                      152,800
R. R. Donnelley & Sons Company  COM         257867101   3,010       172,300 SH         Sole                      172,300
Reinsurance Group Of
America, Inc.                   COM         759351604   5,191        96,647 SH         Sole                       96,647
RF Micro Devices, Inc.          COM         749941100   3,800       517,000 SH         Sole                      517,000
Rudolph Technologies, Inc.      COM         781270103   1,729       210,100 SH         Sole                      210,100
Sabra Health Care REIT, Inc.  COM  NEW      78573L106   2,572       139,766 SH         Sole                      139,766
SFN Group, Inc.                 COM         784153108   3,431       351,500 SH         Sole                      351,500
ShoreTel, Inc.                COM  NEW      825211105   3,108       397,900 SH         Sole                      397,900
Signet Jewelers Limited         SHS         G81276100   3,923        90,400 SH         Sole                       90,400
Sirona Dental Systems, Inc.   COM  NEW      82966C103   2,457        58,800 SH         Sole                       58,800
Sun Healthcare Group, Inc.      COM         86677E100   2,275       179,666 SH         Sole                      179,666
Swift Transportation Co.,
Inc.                          COM  NEW      87074U101   3,719       297,300 SH         Sole                      297,300
Symetra Financial Corporation   COM         87151Q106   4,126       301,200 SH         Sole                      301,200
SYNNEX Corporation              COM         87162W100   4,326       138,654 SH         Sole                      138,654
Teleflex Incorporated           COM         879369106   3,875        72,020 SH         Sole                       72,020
Textainer Group Holdings
Limited                         SHS         G8766E109   3,752       131,700 SH         Sole                      131,700
The Dress Barn, Inc.            COM         261570105   4,431       167,700 SH         Sole                      167,700


     ITEM 1                    ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6       ITEM 7          ITEM 8
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                                                                                                                VOTING AUTHORITY
                              TITLE OF                    VALUE    SHRS/    SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS(1) SOLE   SHARED  NONE
------------------            ---------     ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ----
The Hanover Insurance
Group, Inc.                     COM         410867105   5,106       109,300 SH         Sole                      109,300
TNS, Inc.                       COM         872960109   4,489       215,800 SH         Sole                      215,800
TradeStation Group, Inc.        COM         89267P105   2,269       336,200 SH         Sole                      336,200
Triumph Group, Inc.             COM         896818101   5,445        60,900 SH         Sole                       60,900
United Rentals, Inc.            COM         911363109   3,390       149,000 SH         Sole                      149,000
Validus Holdings, Ltd.          SHS         G9319H102   2,957        96,600 SH         Sole                       96,600
Virtusa Corporation             COM         92827P102   4,107       251,016 SH         Sole                      251,016
TOTAL                                                 253,076